Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 676,805	$ 407,847
Cost of revenue	557,732	348,748
Gross profit	119,073	59,099
Selling, general and administrative expenses	111,375	36,070
Amortization expense	14,879	13,768
Total operating expenses	126,254	49,838
Operating income (loss)	(7,181)	9,261
Loss on debt extinguishment	10,688	0
Interest expense	6,897	12,691
Interest income	(1,450)	(3,272)
Other (income) loss, net	(68)	82
Income (loss) before income taxes	(23,248)	(240)
Income Tax Expense (Benefit)	4,166	262	$ 3,643	$ 598	$ 204
Net income (loss)	(27,414)	(502)
Less: net income (loss) attributable to non-controlling interests and LLC members prior to IPO	(4,056)	212
Net income (loss) attributable to controlling interests	$ (23,358)	$ (714)
Net loss per share:
Net loss per share, Basic	$ (0.2)
Net loss per share, Diluted	$ (0.2)
Weighted average shares outstanding, Basic	115,348,571
Weighted average shares outstanding, Diluted	115,348,571
SOLV Energy Holdings LLC [Member]
Revenue			2,490,496	1,847,803	2,100,643
Cost of revenue			2,026,263	1,588,639	1,990,648
Gross profit			464,233	259,164	109,995
Selling, general and administrative expenses			211,041	127,885	95,836
Amortization expense			57,748	66,347	67,048
Total operating expenses			268,789	194,232	162,884
Operating income (loss)			195,444	64,932	(52,889)
Loss on debt extinguishment			0	4,398	0
Interest expense			52,730	55,394	59,702
Interest income			(7,156)	(4,601)	(1,634)
Other (income) loss, net			(3,476)	(781)	(1,318)
Income (loss) before income taxes			153,346	10,522	(109,639)
Income Tax Expense (Benefit)			3,643	598	204
Net income (loss)			149,703	9,924	(109,843)
Less: net income (loss) attributable to non-controlling interests and LLC members prior to IPO			520	2	1
Net income (loss) attributable to controlling interests			$ 149,183	$ 9,922	$ (109,844)